CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Statement Of Income And Comprehensive Income [Abstract]
Net revenues	¥ 4,404,227	$ 691,119	¥ 4,018,429	¥ 2,668,735
Cost of revenues	(2,409,305)	(378,073)	(2,203,966)	(1,651,204)
Gross profit	1,994,922	313,046	1,814,463	1,017,531
Operating expenses:
Sales and marketing expenses	(2,596,244)	(407,407)	(2,577,259)	(2,171,875)
Research and development expenses	(389,450)	(61,113)	(317,873)	(237,290)
General and administrative expenses	(357,924)	(56,166)	(207,617)	(193,732)
Lease termination loss	(67,413)	(10,579)
Total operating expenses	(3,411,031)	(535,265)	(3,102,749)	(2,602,897)
Loss from operations	(1,416,109)	(222,219)	(1,288,286)	(1,585,366)
Interest income, net	74,240	11,650	85,262	70,330
Other income, net	89,741	14,082	163,432	12,697
Fair value change of investments and derivatives	75,008	11,770	30,213
Loss before provision for income tax	(1,177,120)	(184,717)	(1,009,379)	(1,502,339)
Income tax expenses			(2,967)	(1,700)
Net loss	(1,177,120)	(184,717)	(1,012,346)	(1,504,039)
Deemed dividend (see Note 8)			(101,795)
Accretion of convertible redeemable preferred shares and redeemable ordinary shares	(2,217,489)	(347,972)	(837,856)	(508,130)
Net loss available to ordinary shareholders of Zhangmen Education Inc.	¥ (3,394,609)	$ (532,689)	¥ (1,951,997)	¥ (2,012,169)
Net loss per ordinary share
Basic and diluted | (per share)	¥ (3.66)	$ (0.57)	¥ (6.39)	¥ (8.86)
Weighted average number of shares used in calculating net loss per ordinary share
Basic and diluted | shares	926,932,705	926,932,705	305,651,877	227,222,692